Cover	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	PRER14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Capital One Financial Corporation
Entity Central Index Key	0000927628